Shareholder Report, Line Graph (Details) - USD ($)		11 Months Ended	12 Months Ended	19 Months Ended	29 Months Ended	30 Months Ended	60 Months Ended	71 Months Ended	72 Months Ended	111 Months Ended	119 Months Ended	120 Months Ended
		Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Mar. 31, 2024	Oct. 30, 2023	Sep. 30, 2023	Mar. 31, 2023	Mar. 02, 2023	Sep. 30, 2022	Apr. 19, 2022	Mar. 31, 2022	Mar. 22, 2022	Sep. 30, 2021	Mar. 31, 2021	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Nov. 05, 2018	Oct. 04, 2018	Sep. 30, 2018	Mar. 31, 2018	Sep. 30, 2017	Mar. 31, 2017	Sep. 30, 2016	Mar. 31, 2016	Sep. 30, 2015	Jul. 06, 2015	Mar. 31, 2015	Nov. 04, 2014	Sep. 30, 2014
C000051966 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust STOXX® European Select Dividend Index Fund
Account Value		$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 14,953	$ 13,631		$ 12,358	$ 12,500		$ 10,005		$ 13,460		$ 13,873	$ 13,660	$ 9,896	$ 8,903	$ 11,732	$ 11,297			$ 11,462	$ 11,663	$ 11,379	$ 10,045	$ 9,568	$ 9,460	$ 9,210		$ 9,829		$ 10,000
Average Annual Return, Percent			20.98%				4.97%					4.11%
C000051967 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Alerian Disruptive Technology Real Estate ETF
Account Value		14,316	$ 14,316	14,316	14,316	14,316	$ 14,316	14,316	14,316	14,316	14,316	$ 14,316	13,248		12,041	12,590		11,531		15,751		14,921	13,747	11,482	10,201	14,024	13,400			12,390	11,808	11,915	11,406	11,836	11,271	10,297		11,213		10,000
Average Annual Return, Percent			18.88%				0.41%					3.65%
C000054156 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dow Jones Global Select Dividend Index Fund
Account Value		15,797	$ 15,797	15,797	15,797	15,797	$ 15,797	15,797	15,797	15,797	15,797	$ 15,797	14,230		12,650	12,998		10,661		13,994		13,491	13,140	9,182	7,946	10,979	10,744			11,344	11,195	11,093	10,259	9,719	9,093	8,549		9,707		10,000
Average Annual Return, Percent			24.83%				7.55%					4.68%
C000066484 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Global Wind Energy ETF
Account Value		20,056	$ 20,056	20,056	20,056	20,056	$ 20,056	20,056	20,056	20,056	20,056	$ 20,056	16,914		15,898	19,324		16,259		20,882		22,100	23,371	18,151	12,542	13,402	13,162			12,457	13,066	12,832	11,998	12,081	10,493	9,263		9,624		10,000
Average Annual Return, Percent			26.18%				8.40%					7.21%
C000071160 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Alerian U.S. NextGen Infrastructure ETF
Account Value		16,785	$ 16,785	16,785	16,785	16,785	$ 16,785	16,785	16,785	16,785	16,785	$ 16,785	15,338		12,398	12,136		10,486		12,944		12,755	12,913	9,798	8,178	10,594	11,103			12,560	12,441	12,353	11,196	10,433	9,850	9,282		9,743		10,000
Average Annual Return, Percent			35.42%				9.64%					5.32%
C000081044 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust NASDAQ® Clean Edge® Smart Grid Infrastructure Index Fund
Account Value		40,111	$ 40,111	40,111	40,111	40,111	$ 40,111	40,111	40,111	40,111	40,111	$ 40,111	35,875		29,360	30,236		23,226		28,750		28,222	26,073	19,030	12,907	14,856	12,978			14,105	14,544	14,342	12,147	11,317	9,919	9,002		10,147		10,000
Average Annual Return, Percent			36.62%				21.98%					14.90%
C000087410 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Global Natural Resources Income ETF
Account Value		10,370	$ 10,370	10,370	10,370	10,370	$ 10,370	10,370	10,370	10,370	10,370	$ 10,370	9,916		9,251	9,364		8,396		10,710		8,129	8,006	5,690	4,826	6,451	6,659			6,749	6,472	6,074	5,620	5,260	4,908	5,250		7,841		10,000
Average Annual Return, Percent			12.11%				9.96%					0.36%
C000087411 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Global Agriculture ETF
Account Value		5,653	$ 5,653	5,653	5,653	5,653	$ 5,653	5,653	5,653	5,653	5,653	$ 5,653	5,487		5,533	6,023		5,458		6,759		5,950	6,018	4,315	3,179	4,453	4,435			4,952	4,960	5,029	4,543	3,957	3,773	4,880		8,276		10,000
Average Annual Return, Percent			2.27%				4.89%					(5.54%)
C000092838 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Indxx NextG ETF
Account Value		27,515	$ 27,515	27,515	27,515	27,515	$ 27,515	27,515	27,515	27,515	27,515	$ 27,515	24,591		20,934	21,202		16,879		22,577		22,420	21,209	17,166	13,431	14,430	13,974			14,178	14,849	14,150	12,921	11,440	10,274	9,565		10,919		10,000
Average Annual Return, Percent			31.44%				13.78%					10.65%
C000101722 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust S-Network Future Vehicles & Technology ETF
Account Value		18,734	$ 18,734	18,734	18,734	18,734	$ 18,734	18,734	18,734	18,734	18,734	$ 18,734	18,827		16,310	16,031		12,598		17,829		17,659	17,301	11,738	7,181	9,517	9,543			10,456	11,617	11,313	10,004	9,163	9,037	8,962		10,725		10,000
Average Annual Return, Percent			14.87%				14.50%					6.48%
C000102221 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Cloud Computing ETF
Account Value		38,897	$ 38,897	38,897	38,897	38,897	$ 38,897	38,897	38,897	38,897	38,897	$ 38,897	36,372		28,864	25,449		22,924		34,369		39,751	36,065	29,540	20,507	21,170	21,558			21,051	17,943	15,500	14,278	12,601	10,889	10,304		10,714		10,000
Average Annual Return, Percent			34.76%				12.94%					14.55%
C000146603 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust International Equity Opportunities ETF
Account Value		17,841	$ 17,841	17,841	17,841	17,841	$ 17,841	17,841	17,841	17,841	$ 17,841	$ 17,841	16,905		14,032	14,823		12,906		17,567		22,956	23,365	20,185	13,086	12,920	12,308			12,352	12,949	11,952	9,913	9,432	8,864	8,526		9,798	$ 10,000
Average Annual Return, Percent			27.15%				6.67%				6.02%
C000159087 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Cybersecurity ETF
Account Value		31,259	$ 31,259	31,259	31,259	31,259	$ 31,259	31,259	31,259	$ 31,259	$ 31,259	31,259	29,659		23,841	22,394		20,154		27,647		25,359	21,665	18,050	13,318	14,074	14,271			14,475	12,713	11,093	10,993	10,018	8,595	8,575	$ 10,000
Average Annual Return, Percent			31.12%				17.31%			13.13%
C000204700 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust IPOX® Europe Equity Opportunities ETF
Account Value		14,945	$ 14,945	14,945	14,945	14,945	$ 14,945	14,945	$ 14,945	$ 14,945	14,945	14,945	14,003		11,375	11,790		9,212		13,283		16,147	14,757	13,003	9,587	10,132	9,715		$ 10,000
Average Annual Return, Percent			31.38%				8.08%		6.94%
C000205597 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Dow Jones International Internet ETF
Account Value		15,635	$ 15,635	15,635	15,635	15,635	$ 15,635	$ 15,635	$ 15,635	15,635	15,635	15,635	12,102		11,077	12,815		10,258		13,770		21,033	23,574	20,535	11,865	10,907	11,275	$ 10,000
Average Annual Return, Percent			41.14%				7.47%	7.87%
C000234334 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Indxx Metaverse ETF
Account Value		12,562	$ 12,562	12,562	$ 12,562	12,562	$ 12,562	$ 12,562	12,562	12,562	12,562	12,562	11,780		9,663	9,755		7,395	$ 10,000
Average Annual Return, Percent			30.01%		9.76%
C000234707 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Nasdaq Lux Digital Health Solutions ETF
Account Value		8,341	$ 8,341	8,341	$ 8,341	$ 8,341	8,341	8,341	8,341	8,341	8,341	8,341	8,254		6,893	8,415		6,932		10,210	$ 10,000
Average Annual Return, Percent			21.01%			(6.93%)
C000240529 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Bloomberg Emerging Market Democracies ETF
Account Value		12,430	$ 12,430	$ 12,430	12,430	$ 12,430	12,430	12,430	12,430	12,430	12,430	12,430	11,686		10,083	10,141	$ 10,000
Average Annual Return, Percent			23.28%	14.75%
C000245005 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			First Trust Emerging Markets Human Flourishing ETF
Account Value		$ 12,200	$ 12,200	$ 12,200	12,200	12,200	12,200	12,200	12,200	12,200	12,200	12,200	11,960	$ 10,000
Average Annual Return, Percent		22.00%
MSCI Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Europe Index
Account Value		$ 17,228	$ 17,228	17,228	17,228	17,228	$ 17,228	17,228	$ 17,228	17,228	17,228	$ 17,228	16,075		13,756	14,087		10,676		13,895		14,196	13,424	11,156	9,261	11,245	10,961		10,000	11,330	11,385	11,365	9,944	9,293	9,060	9,067		9,895		10,000
Average Annual Return, Percent			25.23%				8.90%		7.54%			5.59%
MSCI World Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Index
Account Value		26,114	$ 26,114	26,114	26,114	26,114	$ 26,114	26,114	$ 26,114	26,114	26,114	$ 26,114	23,912		19,717	19,118		16,167		20,562		20,117	18,672	15,616	12,122	14,144	13,528			13,891	12,998	12,488	11,451	10,569	9,978	9,491		10,335		10,000
Average Annual Return, Percent			32.43%				13.04%					10.07%
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000® Index
Account Value		33,432	$ 33,432	33,432	33,432	$ 33,432	$ 33,432	33,432	33,432	33,432	33,432	$ 33,432	30,485		24,724	23,578		20,524		25,791	10,000	24,916	23,043	18,894	14,178	16,429	15,601			15,963	14,344	13,577	12,604	11,438	10,676	9,950		10,713		10,000
Average Annual Return, Percent			35.19%			10.94%	15.26%					12.83%
MSCI ACWI Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Index
Account Value		24,526	$ 24,526	24,526	$ 24,526	$ 24,526	$ 24,526	24,526	24,526	24,526	24,526	$ 24,526	22,348		18,613	18,149		15,409	10,000	19,607		19,421	18,277	15,240	11,822	13,799	13,321			13,611	12,974	12,399	11,305	10,450	9,827	9,334		10,273		10,000
Average Annual Return, Percent			31.76%		10.64%		12.19%					9.39%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500® Index
Account Value		35,098	$ 35,098	35,098	$ 35,098	35,098	$ 35,098	35,098	35,098	$ 35,098	35,098	$ 35,098	31,787		25,743	24,472		21,164		26,524		25,041	22,935	19,262	14,669	16,728	15,769			16,045	14,402	13,607	12,633	11,472	10,782	9,938	10,000	10,593		10,000
Average Annual Return, Percent			36.35%				15.98%			13.78%		13.38%
MSCI ACWI ex USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex USA Index
Account Value		16,946	$ 16,946	16,946	16,946	16,946	$ 16,946	$ 16,946	16,946	$ 16,946	$ 16,946	$ 16,946	15,510		13,518	13,714		11,230		14,447		15,005	14,664	12,109	9,815	11,756	11,625	10,000		11,903	12,118	11,696	10,415	9,779	9,206	8,950		10,137	10,000
Average Annual Return, Percent			25.35%				7.59%	7.42%			5.47%
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index
Account Value		$ 12,511	$ 12,511	$ 12,511	12,511	12,511	$ 12,511	$ 12,511	12,511	12,511	$ 12,511	12,511	10,930	10,000	9,925	10,134	10,000
Average Annual Return, Percent		30.20%	26.05%	15.23%
STOXX Europe Select Dividend 30 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			STOXX® Europe Select Dividend 30 Index
Account Value		$ 15,369	$ 15,369	$ 15,369	15,369	15,369	$ 15,369	15,369	15,369	15,369	15,369	$ 15,369	14,035		12,704	12,835		10,313		13,976		14,320	14,061	10,128	9,221	11,894	11,461			11,608	11,785	11,484	10,137	9,617	9,512	9,211		9,859		10,000
Average Annual Return, Percent			20.96%				5.26%					4.39%
STOXX Europe 600 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			STOXX® Europe 600 Index
Account Value		17,476	$ 17,476	17,476	17,476	17,476	$ 17,476	17,476	17,476	17,476	17,476	$ 17,476	16,297		13,908	14,256		10,797		14,165		14,597	13,793	11,477	9,402	11,369	11,073			11,460	11,526	11,494	10,039	9,396	9,196	9,193		9,936		10,000
Average Annual Return, Percent			25.67%				8.98%					5.74%
Alerian Disruptive Technology Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian Disruptive Technology Real Estate Index
Average Annual Return, Percent	[1],[2]		18.78%
FTSE EPRA NAREIT Developed Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			FTSE EPRA/NAREIT Developed Index
Account Value		16,348	$ 16,348	16,348	16,348	16,348	$ 16,348	16,348	16,348	16,348	16,348	$ 16,348	14,353		12,557	13,229		12,224		16,668		15,693	14,446	11,996	10,625	14,541	13,838			12,743	12,094	12,182	11,613	11,999	11,400	10,357		11,258		10,000
Average Annual Return, Percent			30.20%				2.37%					5.04%
S And P Global REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global REIT Index
Account Value		16,168	$ 16,168	16,168	16,168	16,168	$ 16,168	16,168	16,168	16,168	16,168	$ 16,168	14,146		12,397	13,164		12,151		16,516		15,283	13,882	11,612	10,204	14,262	13,318			12,393	11,689	12,049	11,717	12,172	11,677	10,411		11,366		10,000
Average Annual Return, Percent			30.43%				2.54%					4.92%
MSCI World REIT Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World REIT Index
Account Value		18,177	$ 18,177	18,177	18,177	18,177	$ 18,177	18,177	18,177	18,177	18,177	$ 18,177	15,830		13,607	14,789		13,910		18,517		17,136	15,380	13,492	11,715	15,286	14,082			12,700	12,077	12,310	11,897	12,339	11,864	10,500		11,277		10,000
Average Annual Return, Percent			33.56%				3.52%					6.16%
MSCI World Real Estate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Real Estate Index
Average Annual Return, Percent	[2]		31.74%				2.74%
Dow Jones Global Select Dividend Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Global Select Dividend Index
Account Value		16,102	$ 16,102	16,102	16,102	16,102	$ 16,102	16,102	16,102	16,102	16,102	$ 16,102	14,588		12,872	13,207		10,865		14,309		13,741	13,356	9,285	8,004	11,031	10,796			11,399	11,216	11,139	10,302	9,710	9,117	8,516		9,716		10,000
Average Annual Return, Percent			25.09%				7.86%					4.88%
Dow Jones World Developed Markets IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones World Developed Markets IndexSM
Account Value		25,950	$ 25,950	25,950	25,950	25,950	$ 25,950	25,950	25,950	25,950	25,950	$ 25,950	23,865		19,700	19,141		16,146		20,587		20,345	18,991	15,695	12,144	14,253	13,677			14,085	13,244	12,666	11,578	10,676	10,043	9,536		10,382		10,000
Average Annual Return, Percent			31.74%				12.74%					10.01%
ISE Clean Edge Global Wind EnergyTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ISE Clean Edge Global Wind EnergyTM Index
Account Value		21,747	$ 21,747	21,747	21,747	21,747	$ 21,747	21,747	21,747	21,747	21,747	$ 21,747	18,236		17,096	20,642		17,390		22,372		23,453	24,687	19,050	13,140	13,949	13,623			12,862	13,399	13,180	12,314	12,289	10,657	9,324		9,672		10,000
Average Annual Return, Percent			27.22%				9.29%					8.08%
Alerian U S NextGen Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Alerian U.S. NextGen Infrastructure Index
Average Annual Return, Percent	[3]		36.55%
MSCI World Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI World Industrials Index
Account Value		25,257	$ 25,257	25,257	25,257	25,257	$ 25,257	25,257	25,257	25,257	25,257	$ 25,257	23,374		18,744	18,542		14,694		18,711		18,849	18,443	14,839	11,319	14,274	13,720			14,329	13,787	13,345	11,974	10,970	10,273	9,303		10,352		10,000
Average Annual Return, Percent			34.73%				12.09%					9.71%
MSCI USA Infrastructure Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI USA Infrastructure Index
Account Value		21,199	$ 21,199	21,199	21,199	21,199	$ 21,199	21,199	21,199	21,199	21,199	$ 21,199	17,290		14,695	16,306		15,024		17,123		15,468	15,304	13,794	12,519	14,984	13,407			12,521	11,560	12,018	11,890	11,427	10,972	9,572		10,253		10,000
Average Annual Return, Percent			44.28%				7.19%					7.80%
S And P Composite 1500 Industrials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Industrials Index
Account Value		31,122	$ 31,122	31,122	31,122	31,122	$ 31,122	31,122	31,122	31,122	31,122	$ 31,122	28,971		23,066	22,608		18,340		22,416		21,243	21,223	16,224	12,295	16,026	15,276			15,903	14,860	14,202	12,996	11,548	10,890	9,642		10,660		10,000
Average Annual Return, Percent			34.93%				14.19%					12.02%
Nasdaq Clean Edge Smart Grid Infrastructure TM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Clean Edge Smart Grid InfrastructureTM Index
Account Value		43,267	$ 43,267	43,267	43,267	43,267	$ 43,267	43,267	43,267	43,267	43,267	$ 43,267	38,654		31,509	32,316		24,864		30,652		29,907	27,485	19,944	13,491	15,418	13,369			14,483	14,859	14,638	12,363	11,467	10,036	9,047		10,183		10,000
Average Annual Return, Percent			37.32%				22.92%					15.78%
Indxx Global Natural Resources Income Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx Global Natural Resources Income Index
Average Annual Return, Percent	[4]		13.22%				11.18%
MSCI ACWI Materials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Materials Index
Account Value		19,021	$ 19,021	19,021	19,021	19,021	$ 19,021	19,021	19,021	19,021	19,021	$ 19,021	17,895		15,756	16,511		13,493		18,224		16,554	16,434	13,054	9,305	11,685	11,817			12,276	12,186	11,734	10,523	9,481	8,369	7,644		9,557		10,000
Average Annual Return, Percent			20.71%				10.23%					6.64%
Indxx Global Agriculture Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx Global Agriculture Index
Average Annual Return, Percent	[5]		4.45%				6.34%
Indxx 5G And NextG Thematic IndexSM [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx 5G & NextG Thematic IndexSM
Average Annual Return, Percent	[6],[7]		32.82%				15.00%
MSCI ACWI Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI Information Technology Index
Account Value		57,502	$ 57,502	57,502	57,502	57,502	$ 57,502	57,502	57,502	57,502	57,502	$ 57,502	50,989		38,757	36,322		28,515		39,261		38,865	34,973	29,838	20,367	20,608	19,087			19,384	17,574	15,780	13,598	12,140	10,885	9,880		10,678		10,000
Average Annual Return, Percent			48.35%				22.78%					19.12%
S Network Electric And Future Vehicle Ecosystem Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S-Network Electric & Future Vehicle Ecosystem Index
Average Annual Return, Percent	[8]		15.23%
ISE CTA Cloud ComputingTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			ISE CTA Cloud ComputingTM Index
Account Value		41,140	$ 41,140	41,140	41,140	41,140	$ 41,140	41,140	41,140	41,140	41,140	$ 41,140	38,336		30,322	26,657		23,933		35,821		41,295	37,360	30,503	21,108	21,736	22,040			21,442	18,213	15,685	14,407	12,793	11,022	10,377		10,829		10,000
Average Annual Return, Percent	[9]		35.62%				13.61%					15.19%
S And P Composite 1500 Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Information Technology Index
Account Value		73,301	$ 73,301	73,301	73,301	73,301	$ 73,301	73,301	73,301	$ 73,301	73,301	$ 73,301	63,608		48,312	43,822		34,394		45,863		43,014	38,276	33,151	22,800	22,875	20,911			21,105	18,197	16,185	14,346	12,582	11,437	10,244	10,000	10,681		$ 10,000
Average Annual Return, Percent			51.73%				26.22%			23.13%		22.04%
IPOX International Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			IPOX® International Index
Account Value		19,387	$ 19,387	19,387	19,387	19,387	$ 19,387	19,387	19,387	$ 19,387	$ 19,387	$ 19,387	18,275		15,105	15,879		13,820		18,788		24,297	24,630	21,054	13,684	13,403	12,716			12,713	13,217	12,204	10,072	9,523	8,954	8,522		$ 9,813	$ 10,000
Average Annual Return, Percent			28.35%				7.66%				6.91%
Nasdaq CTA CybersecurityTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq CTA CybersecurityTM Index
Account Value		33,363	$ 33,363	33,363	33,363	33,363	$ 33,363	33,363	33,363	$ 33,363	$ 33,363	33,363	31,588		25,307	23,633		21,234		29,091		26,529	22,591	18,758	13,794	14,493	14,642			$ 14,808	$ 12,943	$ 11,276	$ 11,137	$ 10,113	$ 8,645	$ 8,585	$ 10,000
Average Annual Return, Percent			31.83%				18.15%			13.93%
IPOX 100 Europe Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			IPOX®-100 Europe Index
Account Value		16,021	$ 16,021	16,021	16,021	16,021	$ 16,021	16,021	$ 16,021	$ 16,021	16,021	16,021	14,919		12,064	12,408		9,722		13,986		16,766	15,217	13,352	9,800	10,255	9,769		$ 10,000
Average Annual Return, Percent			32.80%				9.33%		8.19%
Dow Jones International Internet Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones International Internet Index
Account Value		16,360	$ 16,360	16,360	16,360	16,360	$ 16,360	$ 16,360	$ 16,360	16,360	16,360	16,360	12,587		11,469	13,246		10,665		14,322		21,527	24,042	20,785	12,008	10,977	11,318	10,000
Average Annual Return, Percent			42.64%				8.31%	8.70%
MSCI ACWI ex USA Information Technology Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI ACWI ex-USA Information Technology Index
Account Value		23,016	$ 23,016	23,016	23,016	23,016	$ 23,016	$ 23,016	23,016	23,016	23,016	23,016	22,088		16,640	17,173		12,902		18,976		$ 21,243	$ 20,050	$ 15,539	$ 11,000	$ 11,546	$ 10,877	$ 10,000
Average Annual Return, Percent			38.32%				14.79%	15.17%
Indxx Metaverse Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Indxx Metaverse Index
Account Value		12,848	$ 12,848	12,848	$ 12,848	12,848	$ 12,848	$ 12,848	12,848	12,848	12,848	12,848	11,975		9,784	9,835		7,433	$ 10,000
Average Annual Return, Percent			31.31%		10.77%
Nasdaq Lux Health TechTM Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Lux Health TechTM Index
Account Value		8,477	$ 8,477	8,477	$ 8,477	$ 8,477	8,477	8,477	8,477	8,477	8,477	8,477	8,363		6,960	8,466		6,952		10,214	10,000
Average Annual Return, Percent			21.79%			(6.33%)
S And P Composite 1500 Health Care Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500® Health Care Index
Account Value		11,607	$ 11,607	11,607	11,607	$ 11,607	11,607	11,607	11,607	11,607	11,607	11,607	11,059		9,556	9,584		$ 8,899		$ 10,025	$ 10,000
Average Annual Return, Percent			21.46%			6.08%
Bloomberg Emerging Market Democracies Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg Emerging Market Democracies Index
Account Value		12,860	$ 12,860	$ 12,860	12,860	$ 12,860	12,860	12,860	12,860	12,860	12,860	12,860	11,921		$ 10,211	$ 10,143	$ 10,000
Average Annual Return, Percent			25.94%	17.25%
Emerging Markets Human Flourishing Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name			Emerging Markets Human Flourishing Index
Account Value		$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,294	$ 12,006	$ 10,000
Average Annual Return, Percent		22.94%

[1]	On September 30, 2022, the Fund’s underlying index changed from the FTSE EPRA/NAREIT Developed Index to the Alerian Disruptive Technology Real Estate Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance the Fund, based on this current index, would have generated.
[2]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[3]	On July 29, 2022, the Fund’s underlying index changed from the ISE Global Engineering and ConstructionTM Index to the Alerian U.S. NextGen Infrastructure Index. Therefore, the Fund’s performance and historical returns shown for the periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of April 30, 2021, it was not in existence for all the periods shown.
[4]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global CopperTM Index to the Indxx Global Natural Resources Income Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.
[5]	Effective on the close of business on December 18, 2015, the Fund’s underlying index changed from the ISE Global PlatinumTM Index to the Indxx Global Agriculture Index. Therefore, the Fund’s performance and total returns shown for the period prior to December 18, 2015 are not necessarily indicative of the performance the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of June 1, 2015, it was not in existence for all the periods disclosed.
[6]	On May 30, 2019, the Fund’s underlying index changed from the Nasdaq CTA SmartphoneTM Index to the Indxx 5G & NextG Thematic IndexSM. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on this current index, would have generated.
[7]	Performance data is not available for all the periods shown in the table for the index because performance data does not exist for some of the entire periods.
[8]	On January 26, 2022, the Fund’s underlying index changed from the Nasdaq Global AutoTM Index to the S-Network Electric & Future Vehicle Ecosystem Index. Therefore, the Fund’s performance and historical returns shown for periods prior to this date are not necessarily indicative of the performance that the Fund, based on its current index, would have generated. Since the Fund’s current underlying index had an inception date of May 11, 2021, it was not in existence for all the periods disclosed.
[9]	On June 24, 2019, the Fund’s underlying index changed its methodology and changed its name from “ISE Cloud ComputingTM Index” to “ISE CTA Cloud ComputingTM Index.”